Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000236658 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236658 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000236658 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000236658 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236658 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236658 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236658 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236658 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236658 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236658 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236658 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236658 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236658 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236658 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236659 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236659 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000236659 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000236659 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%	[1]
C000236659 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000236659 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[1]
C000236659 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
C000236659 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000236659 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000236659 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000236659 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000236659 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000236659 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236659 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236659 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236659 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236659 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236660 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236660 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000236660 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000236660 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000236660 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236660 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000236660 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236660 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236660 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236660 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236660 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000236660 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236660 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236661 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236661 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000236661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[2]
C000236661 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%	[2]
C000236661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[2]
C000236661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[2]
C000236661 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000236661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000236661 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000236661 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236661 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236661 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000241418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000241418 [Member] | Short Term Investment Fund Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241418 [Member] | Other Assets Liabilities Net countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000241418 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241418 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000241418 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241418 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000241418 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000241418 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241418 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241418 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000241418 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000241418 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241418 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241418 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241418 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241418 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241418 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241418 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241418 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000242914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242914 [Member] | Credit Quality Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000242914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000242914 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%	[3]
C000242914 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%	[3]
C000242914 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[3]
C000242914 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%	[3]
C000242914 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000242914 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000242914 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000242914 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000242914 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242914 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000242914 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000242914 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000242914 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000242914 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000242915 [Member] | Short Term Investment Fund Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242915 [Member] | Other Assets Liabilities Net countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000242915 [Member] | Geographic Region Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242915 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000242915 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000242915 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000242915 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000242915 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000242915 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242915 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000242915 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242915 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242915 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242915 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242915 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242915 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000242915 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000242915 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000242915 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000242915 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242915 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000242915 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242915 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000242915 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000242915 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242915 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000242915 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000242915 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.